Intangible Assets	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Intangible Assets
21.	Intangible Assets

	For the year ended December 31, 2018
	Balance, Beginning of Year	Additions	Effect of change in consolidated entities	Effect of change in exchange rate	Balance, End of Year
	(in thousands)
Cost:
Goodwill	$-	-	600,324	-	600,324
Patent and technology fee	12,275,548	-	-	(3,806)	12,271,742
Others	-	-	150,436	-	150,436
	12,275,548	-	750,760	(3,806)	13,022,502
Accumulated amortization:
Patent and technology fee	10,385,251	518,404	-	(386)	10,903,269
Others	-	22,565	-	-	22,565
	10,385,251	540,969	-	(386)	10,925,834
Net carrying amounts	$1,890,297				2,096,668

	For the year ended December 31, 2019
	Balance, Beginning of Year	Additions	Effect of change in exchange rate	Balance, End of Year
	(in thousands)
Cost:
Goodwill	$600,324	-	-	600,324
Patent and technology fee	12,271,742	1,711	(7,140)	12,266,313
Others	150,436	-	-	150,436
	13,022,502	1,711	(7,140)	13,017,073
Accumulated amortization:
Patent and technology fee	10,903,269	436,815	(1,178)	11,338,906
Others	22,565	127,871	-	150,436
	10,925,834	564,686	(1,178)	11,489,342
Net carrying amounts	$2,096,668			1,527,731

The Company acquired goodwill and other intangible assets arising from the business combination in March 2018. Please refer to note 15 for the relevant information.

For the purpose of impairment test, the following table shows the information of the operating business that the Company’s goodwill allocating to.

	December 31,
	2018	2019
	(in thousands)
Display business	$600,324	600,324

The Company’s goodwill has been tested for impairment at least once at the end of the annual reporting period. The recoverable amount was determined based on value in use of the operating business.

The key assumptions used in the estimation of the recoverable amount included discount rate and terminal growth rate. The annual discount rates for the years ended December 31, 2018 and 2019 were 11.57% and 12.25% respectively based on industry weighted average cost of capital. The cash flow projections were determined based on the financial budgets approved by management covering the future five-year period and extrapolated with a steady annual terminal growth rate for subsequent years, which were negative 1% and negative 0.5% for the years ended December 31, 2018 and 2019, respectively. The key assumptions abovementioned represents the management’s forecast of the future for the related industry by considering the history information from internal and external sources.

Based on the impairment assessment for the years ended December 31, 2018 and 2019, no impairment losses were recognized as the recoverable amount of the CGU was higher than its carrying value.